GOODWILL AND OTHER INTANGIBLES	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLES	GOODWILL AND OTHER INTANGIBLES
Intangible assets, net of amortization, at December 31 follows:

	2025		2024
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(In thousands)
Amortized intangible assets - core deposits	$11,916	$10,915	$11,916	$10,428
Unamortized intangible assets - goodwill	$28,300		$28,300
At December 31, 2025, the Bank (our reporting unit) had positive equity and elected to perform a qualitative assessment to determine if it was more likely than not that the fair value of the Bank exceeds its carrying value, including goodwill. The qualitative assessment indicated that it was more likely than not that the fair value of the Bank exceeded its carrying value, resulting in no impairment.
Intangible amortization expense was $0.5 million for each of the years ended 2025, 2024 and 2023, respectively.
A summary of estimated core deposit intangible amortization at December 31, 2025, follows:

(In thousands)
2026	$460
2027	434
2028	107
Total	$1,001